Loans - Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	¥ 798,000	¥ 1,003,000
Nonaccrual loans without an allowance	[1]	102,000	58,000
Total nonaccrual loans	[1]	899,000	1,062,000
Interest income recognized	[2]	22,000	20,000
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance		659	911,000	[1]
Nonaccrual loans without an allowance		53	54,000	[1]
Total nonaccrual loans		712	965,000	[1]
Interest income recognized		12	15,000	[2]
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	17,000	18,000
Nonaccrual loans without an allowance	[1]	11,000	12,000
Total nonaccrual loans	[1]	28,000	30,000
Interest income recognized	[2]	1,000	1,000
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	24,000	26,000
Nonaccrual loans without an allowance	[1]	17,000	17,000
Total nonaccrual loans	[1]	41,000	43,000
Interest income recognized	[2]	1,000	1,000
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	542,000	788,000
Nonaccrual loans without an allowance	[1]	16,000	12,000
Total nonaccrual loans	[1]	558,000	800,000
Interest income recognized	[2]	9,000	12,000
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	77,000	79,000
Nonaccrual loans without an allowance	[1]	9,000	13,000
Total nonaccrual loans	[1]	86,000	92,000
Interest income recognized	[2]	2,000	1,000
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1],[3]	138,000	92,000
Nonaccrual loans without an allowance	[1],[3]	49,000	4,000
Total nonaccrual loans	[1],[3]	187,000	96,000
Interest income recognized	[2],[3]	¥ 10,000	¥ 5,000

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
[2]	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[3]	The majority of total foreign consist of corporate.